Borrowings - Summary of Non-current and Current Borrowings (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Borrowings [Abstract]
Current	$ 6,000	$ 5,944
Total	$ 6,000	$ 5,944